United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09603

AMERICAN BEACON SELECT FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS.

American Beacon Money Market Select Fund

September 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
ASSET-BACKED COMMERCIAL PAPER- 7.96%
Kells Funding LLC,
0.20%, Due 10/7/2013 A B	$20,000	$19,999
0.165%, Due 11/25/2013 A B	10,000	9,997
Old Line Funding LLC, 0.20%, Due 12/13/2013 A B	35,000	34,987

Total Asset-Backed Commercial Paper (Cost $64,983)		64,983

FINANCIAL COMPANY COMMERCIAL PAPER- 56.72%
Bank of Montreal,
0.20%, Due 10/16/2013	30,000	29,998
0.18%, Due 1/6/2014	5,000	4,998
Bank of Nova Scotia, 0.19%, Due 2/3/2014	35,000	34,977
Bank Tokyo Mit UFJ, 0.165%, Due 10/15/2013	35,000	34,998
DBS Bank Ltd., 0.18%, Due 12/5/2013 B	34,540	34,529
DNB Bank ASA,
0.185%, Due 10/1/2013 B	10,000	10,000
0.185%, Due 11/6/2013 B	25,000	24,995
Erste Abwicklungsanstalt, 0.17%, Due 10/15/2013 B	35,000	34,998
National Australia Funding (De) Inc., 0.18%, Due 10/1/2013 B	10,000	10,000
Nordea Bank AB,
0.175%, Due 10/21/2013 B	20,568	20,566
0.17%, Due 1/17/2014 B	15,000	14,992
NRW Bank, 0.175%, Due 12/10/2013 B	35,000	34,988
Skandinaviska Enskilda Banken,
0.20%, Due 10/3/2013 B	8,500	8,500
0.19%, Due 11/21/2013 B	4,500	4,499
0.215%, Due 12/30/2013 B	20,000	19,989
Sumitomo Mitsui Banking Corp.,
0.21%, Due 10/29/2013 B	25,000	24,996
0.215%, Due 12/9/2013 B	10,000	9,996
Svenska Handelsbanken, 0.185%, Due 10/7/2013 B	35,000	34,998
Toronto Dominion Holdings (U.S.A.) Inc., 0.20%, Due 10/25/2013 B	35,000	34,995
Toyota Motor Credit Corp., 0.21%, Due 10/31/2013	35,000	34,994

Total Financial Company Commercial Paper (Cost $463,006)		463,006

	Shares
INVESTMENT COMPANIES - 1.16% (Cost $9,502)
Blackrock Cash Funds, Prime Class	9,502,383	9,502

	Par Amount
	(000’s)
OTHER REPURCHASE AGREEMENTS - 34.79%
Barclays Capital, Inc., 0.21%, acquired on 9/30/2013, Due 10/1/2013 at $36,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $39,600, 0.00% - 14.00%, 10/1/2014 - 12/31/2049)	$36,000	36,000
BNP Paribas Securities Corp., 0.29%, acquired on 9/30/2013, Due 10/1/2013 at $36,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $39,349, 0.00% - 11.25%, 7/15/2014 - 3/15/2042)	36,000	36,000
Credit Suisse Securities (USA) LLC, 0.16%, acquired on 9/30/2013, Due 10/1/2013 at $39,000 (Held at JP Morgan Chase, Collateralized by Equity Securities valued at $40,954)A	39,000	39,000

	Par Amount	Fair Value
	(000’s)	(000’s)
Deutsche Bank Securities, Inc., 0.19%, acquired on 9/30/2013, Due 10/1/2013 at $36,000 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $39,600)	$36,000	$36,000
JP Morgan Clearing Corp., 0.33%, acquired on 9/30/13, Due 10/31/2013 at $36,000 (Held at JP Morgan Chase, Collateralized by Corporate Obligations valued at $37,811, 5.375% - 11.00%, 12/15/2013 - 3/15/2029)	36,000	36,000
RBC Capital Markets LLC, 0.19%, acquired on 9/25/2013, Due 10/2/2013 at $39,000 (Held at Bank of New York Mellon, Collateralized by Municipal Obligations valued at $40,950, 0.00% - 9.25%, 5/28/2014 - 1/1/2046)A	39,000	39,000
RBS Securities, Inc., 0.28%, acquired on 9/30/2013, Due 10/1/2013 at $27,000 (Held at JP Morgan Chase, Collateralized by Corporate Obligations valued at $32,315, 1.048% - 7.12%, 4/25/2028 - 12/31/2049)	27,000	27,000
Wells Fargo Securities LLC, 0.21%, acquired on 9/30/2013, Due 10/1/2013 at $35,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $36,724, 0.00% - 11.75%, 12/1/2013 - 12/31/2099)A	35,000	35,000

Total Other Repurchase Agreements (Cost $284,000)		284,000

TOTAL INVESTMENTS - 100.63% (Cost $821,491)		821,491
LIABILITIES, NET OF OTHER ASSETS - (0.63%)		(5,136)

TOTAL NET ASSETS - 100.00%		$816,355

Percentages are stated as a percent of net assets.

All rates represent either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

A	Limited Liability Company.
B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $388,024 or 47.53% of net assets. The Fund has no right to demand registration of these securities.

American Beacon U.S. Government Money Market Select Fund

September 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS- 33.43%
Federal Farm Credit Bank,
0.33%, Due 5/19/2014	$15,000	$15,022
0.26%, Due 7/14/2014	5,700	5,707
Federal Home Loan Bank,
0.29%, Due 11/8/2013	4,000	4,000
0.32%, Due 12/11/2013	5,800	5,802
0.01%, Due 12/18/2013	5,000	4,999
0.135%, Due 12/20/2013	5,000	4,999
0.17%, Due 12/27/2013	7,000	7,001
0.125%, Due 3/21/2014	5,000	4,999
0.125%, Due 4/11/2014	10,000	9,998
0.15%, Due 4/23/2014	5,000	5,000
0.13%, Due 4/30/2014	5,000	5,000
0.14%, Due 5/22/2014	5,000	5,000
0.11%, Due 6/11/2014	5,000	4,999
0.17%, Due 9/5/2014	5,000	5,000
Federal Home Loan Mortgage Corp., 0.375%, Due 10/30/2013	23,725	23,729
Federal National Mortgage Association, 0.31%, Due 1/27/2014	10,000	10,007
Straight A Funding LLC, 0.07%, Due 10/7/2013 A	18,000	17,999

Total U.S. Government Agency Obligations (Cost $139,261)		139,261

U.S. TREASURY OBLIGATIONS- 1.21% (Cost $5,029)
U.S. Treasury, 1.25%, Due 4/15/2014	5,000	5,029

	Shares
INVESTMENT COMPANIES - 1.20% (Cost $5,000)
Morgan Stanley Government Portfolio, Institutional Class	5,000,000	5,000

	Par Amount
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 46.63%
Credit Agricole CIB, 0.08%, acquired on 9/30/2013, Due 10/1/2013 at $75,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligation valued at $78,000, 3.00%, 12/20/2042)	$75,000	75,001
Deutsche Bank Securities, Inc., 0.15%, acquired on 9/30/2013, Due 10/1/2013 at $50,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $51,000, 1.00% - 4.50%, 8/27/2014 - 10/20/2039)	50,000	50,000
Goldman Sachs & Co., 0.09%, acquired on 9/30/2013, Due 10/1/2013 at $69,289 (Held at the Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $70,675, 2.475% - 3.00%, 10/1/2028 - 7/1/2042)	69,289	69,289

Total Government Agency Repurchase Agreements (Cost $194,290)		194,290

OTHER REPURCHASE AGREEMENTS – 17.52%
Barclays Capital, Inc., 0.21%, acquired on 9/30/2013, Due 10/1/2013 $11,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $12,100, 5.50% - 12.00%, 11/15/2015 - 11/15/2028)	11,000	11,000
BNP Paribas Securities Corp., 0.29%, acquired on 9/30/2013, Due 10/1/2013 at $15,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $16,396, 0.00% - 11.25%, 7/15/2014 - 6/1/2036)	15,000	15,000

	Par Amount	Fair Value
	(000’s)	(000’s)
Credit Suisse Securities (USA) LLC, 0.16%, acquired on 9/30/2013, Due 10/1/2013 at $18,000 (Held at JP Morgan Chase, Collateralized by Equity Obligations valued at $18,902)B	$18,000	$18,000
Deutsche Bank Securities, Inc., 0.19%, acquired on 9/30/2013, Due 10/1/2013 at $16,000 (Held at Bank of New York Mellon, Collateralized by Equity Obligations valued at $17,600)	16,000	16,000
RBS Securities, Inc., 0.28%, acquired on 9/30/2013, Due 10/1/2013 at $13,000 (Held at JP Morgan Chase, Collateralized by U.S. Government Agency Obligations valued at $15,541, 0.50% - 6.02%, 7/2/2015 - 8/20/2043)	13,000	13,000

Total Other Repurchase Agreements (Cost $73,000)		73,000

TOTAL INVESTMENTS - 99.99% (Cost $416,580)		416,580
OTHER ASSETS, NET OF LIABILITIES - 0.01%		52

TOTAL NET ASSETS - 100.00%		$416,632

Percentages are stated as a percent of net assets.

All rates represent either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

A	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $17,999 or 4.32% of net assets. The Fund has no right to demand registration of these securities.
B	Limited Liability Company.

AMERICAN BEACON SELECT FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation and Fair Value Measurements

Each Fund values its investments and computes the net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the Act, money market securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Trust’s Board of Trustees (the “Board”). In the event that a deviation of  1⁄2 of 1% or more exists between the $1.00 per share price of a Fund, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfer between levels to be disclosed. The end of period timing recognition has been adopted for the transfer between levels of the Funds’ asset and liabilities. During the period ended September 30, 2013, there were no transfers between levels. At September 30, 2013, the investments were classified as described below (in thousands):

Money Market Fund	Level 1	Level 2	Level 3	Total
Asset-Backed Commercial Paper	$—	$64,983	$—	$64,983
Financial Company Commercial Paper	—	463,006	—	463,006
Investment Companies - Money Market	9,502	—	—	9,502
Repurchase Agreements	—	284,000	—	284,000

Total Investments in Securities	$9,502	$811,989	$—	$821,491

U.S. Government Money Market Fund	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$139,261	$—	$139,261
U.S. Treasury Obligations	—	5,029	—	5,029
Investment Companies - Money Market	5,000	—	—	5,000
Government Agency Repurchase Agreements	—	194,290	—	194,290
Other Repurchase Agreements	—	73,000	—	73,000

Total Investments in Securities	$5,000	$411,580	$—	$416,580

Securities and Other Investments

Repurchase Agreements

Under the terms of a repurchase agreement, securities are acquired by the Funds from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by government or non-government securities. All collateral is valued at cost, which approximates fair value and is held at the custodian bank. The collateral is monitored daily by the Manager from reports provided by the custody bank to make the determination that the collateral’s fair value exceeds the carrying value of the repurchase agreement plus accrued interest.

Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2013 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Federal Income Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

As of September 30, 2013, the cost basis of investments for federal income tax purposes was the same as the book basis.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carry-forwards. Under the RIC MOD, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carry-forwards may be more likely to expire unused. Additionally, post-enactment capital loss carry-forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the RIC MOD contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the RIC MOD is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive office and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON SELECT FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: November 29, 2013

By:	/s/ Melinda G. Heika
Melinda G. Heika
Chief Financial Officer and Treasurer

Date: November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: November 29, 2013

By:	/s/ Melinda G. Heika
Melinda G. Heika
Chief Financial Officer and Treasurer

Date: November 29, 2013